PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ (76,578)	R$ (17,843)	R$ (11,125)
Net interest on net actuarial assets/liabilities	59,353	91,840	74,728
Total	(17,225)	109,683	85,853
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	(1,836)	(2,037)	(1,747)
Net interest on net actuarial assets/liabilities	(11,101)	71	5,903
Total	(9,265)	2,108	7,650
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	(78,414)	(15,806)	(9,378)
Net interest on net actuarial assets/liabilities	70,454	91,769	68,825
Total	R$ (7,960)	R$ 107,575	R$ 78,203